As filed with the Securities and Exchange             Registration No. 33-75992
Commission on December 31, 1997                       Registration No. 811-2513

-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
-------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 10 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

-------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    ____X____  immediately upon filing pursuant to paragraph (b) of Rule 485

    _________  on _______________ pursuant to paragraph (b) of Rule 485

                                            VARIABLE ANNUITY ACCOUNT C
                                               CROSS REFERENCE SHEET

                                                                         LOCATION - PROSPECTUS DATED MAY 1, 1997 AND AS
     FORM N-4                                                             AMENDED BY SUPPLEMENTS DATED AUGUST 21, 1997
     ITEM NO.                         PART A (PROSPECTUS)                         1997 AND DECEMBER 31, 1997

        1           Cover Page..........................................  Cover Page, and as amended

        2           Definitions.........................................  Definitions, and as amended

        3           Synopsis............................................  Prospectus Summary, and as amended; Fee Table, and as amended

        4           Condensed Financial Information.....................  Condensed Financial Information

        5           General Description of Registrant, Depositor, and
                    Portfolio Companies.................................  The Company; Variable Annuity Account C; The
                                                                          Funds, and as amended

        6           Deductions and Expenses.............................  Charges and Deductions, and as amended; Distribution

        7           General Description of Variable Annuity Contracts...  Purchase, and as amended; Miscellaneous

        8           Annuity Period......................................  Annuity Period, and as amended

        9           Death Benefit.......................................  Death Benefit During Accumulation Period; Death
                                                                          Benefit Payable During the Annuity Period

        10          Purchases and Contract Value........................  Purchase, and as amended; Contract Valuation

        11          Redemptions.........................................  Right to Cancel; Withdrawals, and as amended

        12          Taxes...............................................  Tax Status, and as amended

        13          Legal Proceedings...................................  Miscellaneous - Legal Matters and Proceedings

        14          Table of Contents of the Statement of Additional
                    Information.........................................  Contents of the Statement of Additional
                                                                          Information

                                                                             LOCATION - STATEMENT OF ADDITIONAL
                                                                               INFORMATION DATED MAY 1, 1997
     FORM N-4            PART B (STATEMENT OF ADDITIONAL INFORMATION)
     ITEM NO.
        15          Cover Page...........................................   Cover page

        16          Table of Contents....................................   Table of Contents

        17          General Information and History......................   General Information and History

        18          Services.............................................   General Information and History;
                                                                            Independent Auditors

        19          Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20          Underwriters.........................................   Offering and Purchase of Contracts

        21          Calculation of Performance Data......................   Performance Data; Average Annual
                                                                            Total Return Quotations

        22          Annuity Payments.....................................   Annuity Payments

        23          Financial Statements.................................   Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                 PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 10, respectively, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on April 14, 1997 (Accession No. 0000950146-97-00591) and by reference to a Supplement to the Prospectus dated August 21, 1997, as contained in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 33-75992), as filed electronicially on August 20, 1997 (Accession No. 0000950146-97-00132) and by reference to a Supplement to the Prospectus dated December 31, 1997 which is included in Part A of this Post-Effective Amendment No. 10.

                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account C
               Individual Deferred Variable Annuity Contracts for:
              Individual Retirement Annuities (Section 408(b)) and
               Simplified Employee Pension Plans (Section 408(k))
                      Supplement Dated December 31, 1997 to
           Prospectus Dated May 1, 1997 as Amended on August 21, 1997


The Prospectus pages listed below are amended to include information about the Contract offered as an Individual Retirement Annuity under Section 408A of the Code ("Roth IRA"). Subject to state regulatory approval, Roth IRA Contracts will be available on and after January 1, 1998.

Page DEFINITIONS--1

The section entitled DEFINITIONS on page DEFINITIONS--1 is amended by adding the following:

Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b) or 408A.

Roth IRA: An Individual Retirement Annuity intended to qualify under Code
Section 408A.

Page Fee Table--1 and Page 5

The section entitled CONTRACT HOLDER TRANSACTION EXPENSES on page Fee Table--1 and the section entitled DEFERRED SALES CHARGE under CHARGES AND DEDUCTIONS on page 5 are amended by adding the following:

For Installment Purchase Payment Contracts which are also Roth IRA Contracts the Deferred Sales Charge will be calculated based on completed Contract Years.

Page Summary--1 and Page 4

The section entitled CONTRACTS OFFERED on page Summary--1 and the section entitled PURCHASE on page 4 are amended by adding the following:

A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted. The Contract can also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. The Company reserves the right not to accept rollover contributions to an existing Contract.


X75992-97

Page Summary--1 and Page 7

The section entitled WITHDRAWALS on page Summary--1 and the section entitled WITHDRAWALS on page 7 are amended to include the following:

Roth IRAs provide for a tax-free withdrawal of all assets in the Contract, both contributions and earnings, provided the withdrawal is not made within the 5-taxable year period beginning with the first tax year for which a contribution was made, and the distribution is made after attainment of age 59-1/2, or on account of death or disability, or for a qualified first-time home purchase.

Page 8

The section entitled ADDITIONAL WITHDRAWAL OPTIONS on Page 8 is amended to include the following:

ECO--Estate Conservation Option is not available under the Roth IRA Contract.

Page Summary--2 and Page 9

The section entitled THE ANNUITY PERIOD on page Summary--2 and the section entitled ANNUITY PERIOD on page 9 are amended to include the following:

For Roth IRAs, the minimum distribution rules do not apply prior to your death. You are not required to begin taking minimum annual distributions by April 1 of the calendar year following the calendar year you attain age 70-1/2. The general rule that Annuity payments may not extend beyond your life/life expectancy or beyond the joint lives/joint life expectancies of you and your Beneficiary does not apply to a Roth IRA. The minimum distribution rules which apply to the Beneficiary at your death and which are described in the Prospectus continue to apply.

Page Summary--2 and Page 11

The section entitled TAXES on Page Summary--2 and the section entitled TAX STATUS on page 11 are amended to include the following:

Section 408A of the Code permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis. Distributions from other types of qualified plans are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from an IRA, subject to ordinary income tax, or from another Roth IRA. Any "qualified" distribution from a Roth IRA is not includible in gross income. A "qualified" distribution is any distribution made after you have attained age 59-1/2, or on account of your death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income. The 10% premature distribution penalty will apply to the taxable portion of the distribution unless one of the exceptions under the Code applies (see page 11 of the Prospectus under the TAX STATUS section.) A partial distribution will first be treated as a return of cost basis (i.e. aggregate amount of contributions).

Page 11

The section entitled Taxation of Distributions under TAX STATUS on page 11 is amended to include the following after the third paragraph:

Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals. Beginning January 1, 1998, the penalty tax is waived if the amounts withdrawn are used for a qualified first-time home purchase or for higher education expenses.


X75992-97

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:  *
                  - Statement of Assets and Liabilities as of December 31, 1996
                  - Statements of Operations and Changes in Net Assets
                    for the years ended December 31, 1996 and 1995
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of the Depositor:  *
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1996, 1995 and 1994
                  - Consolidated Balance Sheets as of December 31, 1996 and 1995
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1996, 1995 and 1994
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1996, 1995 and 1994
                  - Notes to Consolidated Financial Statements

*Incorporated by reference

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related
                  Selling Agreement(2)
         (4.1)    Variable Annuity Contract (I-CDA-HD)(3)
         (4.2)    Variable Annuity Contract (GIH-CDA-HB) and (IMT-CDA-HO)(4)
         (4.3)    Variable Annuity Contract (IST-CDA-HO)(5)
         (4.4)    Variable Annuity Contract (I-CDA-HD(XC))(5)
         (4.5)    Endorsement (EIP-SDOTHD-97) to Contract I-CDA-HD(6)
         (4.6)    Endorsement (EIP-SDOTHD-97(NY)) to Contract I-CDA-HD(XC)(6)
         (4.7)    Endorsement (EIP-SDOTPM-97(NY)) to Contracts IMT-CDA-HO and
                  IST-CDA-HO(6)

         (4.8)    Endorsement (EIP-SDOTPM-97) to Contracts IMT-CDA-HO and
                  IST-CDA-HO(6)
         (4.9)    Endorsement (EFUND97) to Contracts IMT-CDA-HO and
                  IST-CDA-HO(7)
         (4.10)   Endorsement (EIRA-ROTH-97(NY)) to Contract I-CDA-HD(XC)
         (4.11)   Schedule (ISIRA-97(XC)) to Contract I-CDA-HD(XC)
         (5)      Variable Annuity Contract Application (710.00.16H)(3)
         (6.1)    Certification of Incorporation of Aetna Life Insurance and
                  Annuity Company(8)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(3)
         (6.3)    By-Laws, as amended September 17, 1997, of Aetna Life
                  Insurance and Annuity Company(9)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(3)
         (8.2)    Fifth Amendment, dated as of May 1, 1997, to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1996, May 1, 1995, January 1,
                  1996 and March 1, 1996(10)
         (8.3)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1,1996(3)
         (8.4)    Fifth Amendment, dated as of May 1, 1997, to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, May 1, 1995, January 1, 1996,
                  February 1, 1996 and March 1, 1996(10)
         (8.5)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(11)
         (8.6)    Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(10)
         (8.7)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Janus Aspen Series and Janus Capital
                  Corporation dated December 8, 1997
         (8.8)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and Janus Capital Corporation dated December 8, 1997
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable

         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(12)
         (14)     Not applicable
         (15.1)   Powers of Attorney(10)
         (15.2)   Authorization for Signatures(2)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

3. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed electronically on February 12, 1997 (Accession No. 0000950146-97-000171).

5. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on February 13, 1997 (Accession No. 0000950146-97-000181).

6. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on April 14, 1997 (Accession No. 0000950146-97-000591).

7. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-01101).

8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

10. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on December 9, 1997 (Accession No. 0000950146-97-001872).

11. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

12. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964) filed on April 28, 1995.

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address*       Positions and Offices with Depositor

Thomas J. McInerney     Director and President

Timothy A. Holt         Director, Senior Vice President and Chief Financial
                        Officer

Christopher J. Burns    Director and Senior Vice President

J. Scott Fox            Director and Senior Vice President

John Y. Kim             Director and Senior Vice President

Shaun P. Mathews        Director and Senior Vice President

Thomas P. Waldron       Director

Deborah Koltenuk        Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven    Vice President and Chief Compliance Officer

Kirk P. Wickman         Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on November 26, 1997 (Accession No. 0000950146-97-001802).

Item 27. Number of Contract Owners

     As of November 30, 1997, there were 630,912 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.      Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as investment adviser, only, for Aetna Series Fund, Inc. and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

      (b) See Item 25 regarding the Depositor.

      (c) Compensation as of December 31, 1996:

         (1)                     (2)                    (3)                  (4)                 (5)
                           Net Underwriting        Compensation on
Name of                    Discounts and           Redemption or          Brokerage
Principal Underwriter      Commissions             Annuitization          Commissions        Compensation*
---------------------      -----------             -------------          -----------        -------------
Aetna Life Insurance                                 $1,325,661                               $96,924,599
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

          Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75992) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 31st day of December, 1997.

                                  VARIABLE ANNUITY ACCOUNT C OF AETNA
                                  LIFE INSURANCE AND ANNUITY COMPANY
                                      (Registrant)

                             By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                      (Depositor)

                             By:  Thomas J. McInerney*
                                ----------------------------------------------
                                  Thomas J. McInerney
                                  President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                        Date

Thomas J. McInerney*                 Director and President                                         )
------------------------------------ (principal executive officer)                                  )
Thomas J. McInerney                                                                                 )
                                                                                                    )
Timothy A. Holt*                     Director, Senior Vice President and                            )    December
-----------------------------------  Chief Financial Officer                                        )
Timothy A. Holt                                                                                     )    31, 1997
                                                                                                    )
Christopher J. Burns*                Director                                                       )
------------------------------------                                                                )
Christopher J. Burns                                                                                )
                                                                                                    )
J. Scott Fox*                        Director                                                       )
------------------------------------                                                                )
J. Scott Fox                                                                                        )
                                                                                                    )
John Y. Kim*                         Director                                                       )
------------------------------------                                                                )
John Y. Kim                                                                                         )


Shaun P. Mathews*                    Director                                                       )
-----------------------------------                                                                 )
Shaun P. Mathews                                                                                    )
                                                                                                    )
Thomas P. Waldron*                   Director                                                       )
-----------------------------------                                                                 )
Thomas P. Waldron                                                                                   )
                                                                                                    )
Deborah Koltenuk*                    Vice President and Treasurer,                                  )
-----------------------------------  Corporate Controller                                           )
Deborah Koltenuk                                                                                    )

By:       /s/ M. Katherine Johnson
          ------------------------
          M. Katherine Johnson
          *Attorney-in-Fact

                                              VARIABLE ANNUITY ACCOUNT C
                                                   EXHIBIT INDEX


Exhibit No.            Exhibit                                                                              Page
99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity              *
                       Company establishing Variable Annuity Account C

99-B.3.1               Broker-Dealer Agreement                                                               *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.4.1               Variable Annuity Contract (I-CDA-HD)                                                  *

99-B.4.2               Variable Annuity Contract (GIH-CDA-HB) and                                            *
                       (IMT-CDA-HO)

99-B.4.3               Variable Annuity Contract (IST-CDA-HO)                                                *

99-B.4.4               Variable Annuity Contract (I-CDA-HD(XC))                                              *

99-B.4.5               Endorsement (EIP-SDOTHD-97) to Contract IA-CDA-HD                                     *

99-B.4.6               Endorsement (EIP-SDOTHD-97(NY)) to Contract                                           *
                       I-CDA-HD(XC)

99-B.4.7               Endorsement (EIP-SDOTPM-97(NY)) to Contracts                                          *
                       IMT-CDA-HO and IST-CDA-HO

99-B.4.8               Endorsement (EIP-SDOTPM-97) to Contracts IMT-CDA-HO and IST-CDA-HO                    *

99-B.4.9               Endorsement (EFUND97) to Contracts IMT-CDA-HO and IST-CDA-HO                          *

99-B.4.10              Endorsement (EIRA-ROTH-97(NY)) to Contract I-CDA-HD(XC)                        --------------

99-B.4.11              Schedule (ISIRA-97(XC)) to Contract I-CDA-HD(XC)                               --------------

99-B.5                 Variable Annuity Contract Application (710.00.16H)                                    *

99-B.6.1               Certification of Incorporation of Aetna Life Insurance and Annuity Company            *

*Incorporated by reference

Exhibit No.            Exhibit                                                                              Page

99-B.6.2               Amendment of Certificate of Incorporation of Aetna Life Insurance and                 *
                       Annuity Company

99-B.6.3               By-Laws, as amended September 17, 1997, of Aetna Life Insurance and Annuity           *
                       Company

99-B.8.1               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company, Variable Insurance Products Fund
                       and Fidelity Distributors Corporation dated February 1,
                       1994 and amended on December 15, 1994, February 1, 1995,
                       May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.2               Fifth Amendment, dated as of May 1, 1997, to the Fund Participation                   *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable
                       Insurance Products Fund and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995,
                       January 1, 1996 and March 1, 1996

99-B.8.3               Fund Participation Agreement between Aetna Life Insurance
                       and Annuity Company, Variable Insurance Products Fund                                 *
                       II and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1,
                       1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.4               Fifth Amendment, dated as of May 1, 1997, to the Fund Participation                   *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable
                       Insurance Products Fund II and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994, May 1, 1995, January 1,
                       1996, February 1, 1996 and March 1, 1996

99-B.8.5               Service Agreement between Aetna Life Insurance and Annuity Company and                *
                       Fidelity Investments Institutional Operations Company dated as of November
                       1, 1995

99-B.8.6               Amendment dated January 1, 1997 to Service Agreement between Aetna Life               *
                       Insurance and Annuity Company and Fidelity Investments Institutional
                       Operations Company dated as of November 1, 1995

*Incorporated by reference

Exhibit No.            Exhibit                                                                              Page

99-B.8.7               Fund Participation Agreement between Aetna Life Insurance and Annuity
                       Company, Janus Aspen Series and Janus Capital Corporation dated December 8,
                       1997
                                                                                                        --------------

99-B.8.8               Service Agreement between Aetna Life Insurance and Annuity Company and Janus
                       Capital Corporation dated December 8, 1997

                                                                                                        --------------

99-B.9                 Opinion and Consent of Counsel
                                                                                                        --------------

99-B.10                Consent of Independent Auditors
                                                                                                        --------------

99-B.13                Schedule for Computation of Performance Data                                          *

99-B.15.1              Powers of Attorney                                                                    *

99-B.15.2              Authorization for Signatures                                                          *

*Incorporated by reference